ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These consolidated financial statements include the accounts of TransCanada and its subsidiaries. The Company consolidates variable interest entities (VIEs) for which it is considered to be the primary beneficiary as well as voting interest entities in which it has a controlling financial interest. To the extent there are interests owned by other parties, these interests are included in non-controlling interests. TransCanada uses the equity method of accounting for joint ventures in which the Company is able to exercise joint control and for investments in which the Company is able to exercise significant influence. TransCanada records its proportionate share of undivided interests in certain assets. Certain prior year amounts have been reclassified to conform to current year presentation.

Use of Estimates and Judgments
Use of Estimates and Judgments
In preparing these consolidated financial statements, TransCanada is required to make estimates and assumptions that affect both the amount and timing of recording assets, liabilities, revenues and expenses since the determination of these items may be dependent on future events. The Company uses the most current information available and exercises careful judgment in making these estimates and assumptions. Some of the estimates and judgments the Company has to make have a material impact on the consolidated financial statements, but they do not involve significant subjectivity or uncertainty. Others also have a material impact but the assumptions underlying these accounting estimates also relate to matters that are highly uncertain at the time the estimate or judgment is made or are subjective.
Significant estimates and judgments used in the preparation of the consolidated financial statements that involve assumptions that are highly uncertain or subjective include, but are not limited to:

•	fair value of plant, property and equipment and equity investments (Notes 8 and 9)

•	fair value of goodwill (Note 11)

•	fair value of intangible assets (Note 12) and

•	fair value of assets and liabilities acquired in a business combination (Note 26).
Significant estimates and judgments used in the preparation of the consolidated financial statements that are provided by an independent expert or do not involve assumptions that are highly uncertain or subjective include, but are not limited to:

•	depreciation rates of plant, property and equipment (Note 8)

•	carrying value of regulatory assets and liabilities (Note 10)

•	carrying value of asset retirement obligations (Note 15)

•	provisions for income taxes, including U.S. Tax Reform (Note 16)

•	assumptions used to measure retirement and other post-retirement obligations (Note 23)

•	fair value of financial instruments (Note 24) and

•	provisions for commitments, contingencies, guarantees (Note 27) and restructuring costs (Note 28).
Actual results could differ from these estimates.

Regulation
Regulation
Certain Canadian, U.S. and Mexico natural gas pipeline and storage assets are regulated with respect to construction, operations and the determination of tolls. In Canada, regulated natural gas pipelines and liquids pipelines are subject to the authority of the National Energy Board (NEB), the Alberta Energy Regulator (AER) or the B.C. Oil and Gas Commission (OGC). In the U.S., regulated natural gas pipelines, liquids pipelines and regulated natural gas storage assets are subject to the authority of the Federal Energy Regulatory Commission (FERC). In Mexico, regulated natural gas pipelines are subject to the authority of the Energy Regulatory Commission (CRE). Rate-regulated accounting (RRA) standards may impact the timing of the recognition of certain revenues and expenses in TransCanada's rate-regulated businesses which may differ from that otherwise recognized in non-rate-regulated businesses to appropriately reflect the economic impact of the regulators' decisions regarding revenues and tolls. Regulatory assets represent costs that are expected to be recovered in customer rates in future periods and regulatory liabilities represent amounts that are expected to be returned to customers through future rate-setting processes. An asset qualifies for the use of RRA when it meets three criteria:

•	a regulator must establish or approve the rates for the regulated services or activities

•	the regulated rates must be designed to recover the cost of providing the services or products and

•
it is reasonable to assume that rates set at levels to recover the cost can be charged to (and collected from) customers because of the demand for services or products and the level of direct or indirect competition.

TransCanada's businesses that apply RRA currently include Canadian, U.S. and Mexico natural gas pipelines, and regulated U.S. natural gas storage. RRA is not applicable to the Company's liquids pipelines as the regulators' decisions regarding operations and tolls on those systems generally do not have an impact on timing of recognition of revenues and expenses.

Revenue Recognition
Revenue Recognition
Canadian Natural Gas Pipelines
Capacity Arrangements and Transportation
Revenues from the Company's Canadian natural gas pipelines are generated from contractual arrangements for committed capacity and from the transportation of natural gas. Revenues earned from firm contracted capacity arrangements are recognized ratably over the term of the contract regardless of the amount of natural gas that is transported. Transportation revenues for interruptible or volumetric-based services are recognized when the service is performed.
Revenues from the Company's Canadian natural gas pipelines are subject to regulatory decisions by the NEB. The tolls charged on these pipelines are based on revenue requirements designed to recover the costs of providing natural gas capacity for transportation services, which includes a return of and on capital, as approved by the NEB. The Company's Canadian natural gas pipelines are generally not subject to risks related to variances in revenues and most costs. These variances are generally subject to deferral treatment and are recovered or refunded in future tolls. Revenues recognized prior to an NEB decision on rates for that period reflect the NEB's last approved return on equity (ROE) assumptions. Adjustments to revenues are recorded when the NEB decision is received. Canadian natural gas pipelines' revenues are invoiced and received on a monthly basis. The Company does not take ownership of the natural gas that it transports for customers.
U.S. Natural Gas Pipelines
Capacity Arrangements and Transportation
Revenues from the Company's U.S. natural gas pipelines are generated from contractual arrangements for committed capacity and from the transportation of natural gas. Revenues earned from firm contracted capacity arrangements are generally recognized ratably over the term of the contract regardless of the amount of natural gas that is transported. Transportation revenues for interruptible or volumetric-based services are recognized when the service is performed.
The Company's U.S. natural gas pipelines are subject to FERC regulations and, as a result, a portion of revenues collected may be subject to refund if invoiced during an interim period when a rate proceeding is ongoing. Allowances for these potential refunds are recognized using management's best estimate based on the facts and circumstances of the proceeding. Any allowances that are recognized during the proceeding process are refunded or retained at the time a regulatory decision becomes final. U.S. natural gas pipelines' revenues are invoiced and received on a monthly basis. The Company does not take ownership of the natural gas that it transports for customers.
Natural Gas Storage and Other
Revenues from the Company's regulated U.S. natural gas storage services are generated mainly from firm committed capacity storage contracts. The performance obligation in these contracts is the reservation of a specified amount of capacity for storage including specifications with regards to the amount of natural gas that can be injected or withdrawn on a daily basis. Revenues are recognized ratably over the contract period for firm committed capacity regardless of the amount of natural gas that is stored, and when gas is injected or withdrawn for interruptible or volumetric-based services. Natural gas storage services revenues are invoiced and received on a monthly basis. The Company does not take ownership of the natural gas that it stores for customers.
Revenues from the Company's midstream natural gas services, including gathering, treating, conditioning, processing, compression and liquids handling services, are generated from contractual arrangements and are recognized ratably over the term of the contract. The Company also owns mineral rights associated with certain natural gas storage facilities. These mineral rights can be leased or contributed to producers of natural gas in return for a royalty interest which is recognized when natural gas and associated liquids are produced. Midstream natural gas service revenues are invoiced and received on a monthly basis. The Company does not take ownership of the natural gas for which it provides midstream services.
Mexico Natural Gas Pipelines
Capacity Arrangements and Transportation
Revenues from the Company's Mexico natural gas pipelines are primarily collected based on CRE-approved negotiated firm capacity contracts and are generally recognized ratably over the term of the contract. Transportation revenues related to interruptible or volumetric-based services are recognized when the service is performed. Mexico natural gas pipelines' revenues are invoiced and received on a monthly basis. The Company does not take ownership of the natural gas that it transports for customers.
Liquids Pipelines
Capacity Arrangements and Transportation
Revenues from the Company's liquids pipelines are generated mainly from providing customers with firm capacity arrangements to transport crude oil. The performance obligation in these contracts is the reservation of a specified amount of capacity together with the transportation of crude oil on a monthly basis. Revenues earned from these arrangements are recognized ratably over the term of the contract regardless of the amount of crude oil that is transported. Revenues for interruptible or volumetric-based services are recognized when the service is performed. Liquids pipelines' revenues are invoiced and received on a monthly basis. The Company does not take ownership of the crude oil that it transports for customers.
Energy
Power Generation
Revenues from the Company's Energy business are primarily derived from long-term contractual commitments to provide power capacity to meet the demands of the market, and from the sale of electricity to both centralized markets and to customers. Power generation revenues also include revenues from the sale of steam to customers. Revenues and capacity payments are recognized as the services are provided and as electricity and steam is delivered. Power generation revenues are invoiced and received on a monthly basis.
Natural Gas Storage and Other
Non-regulated natural gas storage contracts include park, loan and term storage arrangements. Revenues are recognized as the services are provided. Term storage revenues are invoiced and received on a monthly basis. Revenues earned from the sale of proprietary natural gas are recognized in the month of delivery. Revenues from ancillary services are recognized as the service is provided. The Company does not take ownership of the natural gas that it stores for customers.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company's Cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of three months or less and are recorded at cost, which approximates fair value.

Inventories
Inventories
Inventories primarily consist of materials and supplies including spare parts and fuel, crude oil in transit and natural gas inventory in storage. Inventories are carried at the lower of cost and net realizable value.

Assets Held for Sale
Assets Held for Sale
The Company classifies assets as held for sale when management approves and commits to a formal plan to actively market a disposal group and expects the sale to close within the next twelve months. Upon classifying an asset as held for sale, the asset is recorded at the lower of its carrying amount or its estimated fair value, net of selling costs, and any losses are recognized in net income. Once an asset is classified as held for sale, depreciation expense is no longer recorded.

Plant, Property and Equipment
Plant, Property and Equipment
Natural Gas Pipelines
Plant, property and equipment for natural gas pipelines is carried at cost. Depreciation is calculated on a straight-line basis once the assets are ready for their intended use. Pipeline and compression equipment are depreciated at annual rates ranging from one per cent to seven per cent, and metering and other plant equipment are depreciated at various rates reflecting their estimated useful lives. The cost of major overhauls of equipment is capitalized and depreciated over the estimated service lives of the overhauls. The cost of regulated natural gas pipelines includes an allowance for funds used during construction (AFUDC) consisting of a debt component and an equity component based on the rate of return on rate base approved by regulators. AFUDC is reflected as an increase in the cost of the assets in plant, property and equipment with a corresponding credit recognized in Allowance for funds used during construction in the Consolidated statement of income. The equity component of AFUDC is a non-cash expenditure. Interest is capitalized during construction of non-regulated natural gas pipelines.
Regulated natural gas storage base gas, which is valued at cost, represents gas volumes that are maintained to ensure adequate reservoir pressure exists to deliver natural gas held in storage. Base gas is not depreciated.
When regulated natural gas pipelines retire plant, property and equipment from service, the original book cost is removed from the gross plant amount and recorded as a reduction to accumulated depreciation. Costs incurred to remove plant, property and equipment from service, net of any salvage proceeds, are also recorded in accumulated depreciation.
Midstream and Other
Plant, property and equipment for midstream assets is carried at cost. Depreciation is calculated on a straight-line basis once the assets are ready for their intended use. Gathering and processing facilities are depreciated at annual rates ranging from
1.7 per cent to 2.5 per cent, and other plant and equipment are depreciated at various rates. When these assets are retired from plant, property and equipment, the original book cost and related accumulated depreciation are derecognized and any gain or loss is recorded in net income.
The Company participates as a working interest partner in the development of certain Marcellus and Utica acreage. The working interest allows the Company to invest in drilling activities in addition to receiving a royalty interest in well production. The Company uses the successful efforts method of accounting for natural gas and crude oil resulting from its portion of drilling activities. Capitalized well costs are depleted based on the units of production method.
Liquids Pipelines
Plant, property and equipment for liquids pipelines is carried at cost. Depreciation is calculated on a straight-line basis once the assets are ready for their intended use. Pipeline and pumping equipment are depreciated at annual rates ranging from two per cent to 2.5 per cent, and other plant and equipment are depreciated at various rates. The cost of these assets includes interest capitalized during construction. When liquids pipelines retire plant, property and equipment from service, the original book cost and related accumulated depreciation are derecognized and any gain or loss is recorded in net income.
Energy
Plant, property and equipment for Energy assets are recorded at cost and, once the assets are ready for their intended use, depreciated by major component on a straight-line basis over their estimated service lives at average annual rates ranging from two per cent to 20 per cent. Other equipment is depreciated at various rates. The cost of major overhauls of equipment is capitalized and depreciated over the estimated service lives of the overhauls. Interest is capitalized on facilities under construction. When these assets are retired from plant, property and equipment, the original book cost and related accumulated depreciation are derecognized and any gain or loss is recorded in net income.
Non-regulated natural gas storage base gas, which is valued at original cost, represents gas volumes that are maintained to ensure adequate reservoir pressure exists to deliver gas held in storage. Base gas is not depreciated.
Corporate
Corporate plant, property and equipment is recorded at cost and depreciated on a straight-line basis over its estimated useful life at average annual rates ranging from three per cent to 20 per cent.
Capitalized Project Costs
The Company capitalizes project costs once advancement of the project to a construction stage is probable or costs are otherwise likely to be recoverable. The Company also capitalizes interest costs for non-regulated projects in development and AFUDC for regulated projects in development. Capital projects in development are included in Intangible and other assets on the Consolidated balance sheet. These represent larger projects that generally require regulatory or other approvals before physical construction can begin. Once approvals are received, projects are moved to Plant, property and equipment under construction.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews long-lived assets such as plant, property and equipment, equity investments and capital projects in development for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. If the total of the estimated undiscounted future cash flows that are estimated for an asset within Plant, property and equipment, or the estimated selling price of any long-lived asset is less than the carrying value of an asset, an impairment loss is recognized for the excess of the carrying value over the estimated fair value of the asset.

Acquisitions and Goodwill
Acquisitions and Goodwill
The Company accounts for business combinations using the acquisition method of accounting and, accordingly, the assets and liabilities of the acquired entities are primarily measured at their estimated fair values at the date of acquisition. The excess of the fair value of the consideration transferred over the estimated fair value of the net assets acquired is classified as goodwill. Goodwill is not amortized and is tested for impairment on an annual basis or more frequently if events or changes in circumstances indicate that it might be impaired. The annual review for goodwill impairment is performed at the reporting unit level which is one level below the Company's operating segments. The Company can initially assess qualitative factors to determine whether events or changes in circumstances indicate that goodwill might be impaired and if the Company concludes that it is not more likely than not that the fair value of the reporting unit is greater than its carrying value, the Company will then perform the quantitative goodwill impairment test. The Company can elect to proceed directly to the quantitative goodwill impairment test for any of its reporting units. If the quantitative goodwill impairment test is performed, the Company compares the fair value of the reporting unit to its carrying value, including its goodwill. If the carrying value of a reporting unit including its goodwill exceeds its fair value, goodwill impairment is measured at the amount by which the reporting unit’s carrying value exceeds its fair value.

Loans and Receivables	Loans and Receivables Loans receivable from affiliates and accounts receivable are measured at cost.
Power Purchase Arrangements
Power Purchase Arrangements
A power purchase arrangement (PPA) is a long-term contract for the purchase or sale of power on a predetermined basis. TransCanada has PPAs for the sale of power that are accounted for as operating leases where TransCanada is the lessor. During 2016, the Company terminated its Alberta PPAs under which it purchased power and recorded an impairment charge. Prior to their termination, substantially all of these PPAs were also accounted for as operating leases, where TransCanada was the lessee, and initial payments to acquire these PPAs were recognized in Intangible and other assets and amortized on a straight-line basis over the term of the contracts. A portion of these PPAs was subleased to third parties under terms and conditions similar to the PPAs, and was also accounted for as operating leases with the margin earned from the subleases recorded in Revenues.

Restricted Investments
Restricted Investments
The Company has certain investments that are restricted as to their withdrawal and use. These restricted investments are classified as available for sale and are recorded at fair value on the Consolidated balance sheet.
As a result of the NEB’s Land Matters Consultation Initiative (LMCI), TransCanada is required to collect funds to cover estimated future pipeline abandonment costs for all NEB regulated Canadian pipelines. Funds collected are placed in trusts that hold and invest the funds and are accounted for as restricted investments. LMCI restricted investments may only be used to fund the abandonment of the NEB regulated pipeline facilities, therefore, a corresponding regulatory liability is recorded on the Consolidated balance sheet. The Company also has other restricted investments that have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary.

Income Taxes
Income Taxes
The Company uses the asset and liability method of accounting for income taxes. This method requires the recognition of deferred income tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates at the balance sheet date that are anticipated to apply to taxable income in the years in which temporary differences are expected to be reversed or settled. Changes to these balances are recognized in net income in the period which they occur, except for changes in balances related to regulated natural gas pipelines which are deferred until they are refunded or recovered in tolls, as permitted by the regulator. Deferred income tax assets and liabilities are classified as non-current on the Consolidated balance sheet.
Canadian income taxes are not provided on the unremitted earnings of foreign investments that the Company does not intend to repatriate in the foreseeable future.

Asset Retirement Obligations
Asset Retirement Obligations
The Company recognizes the fair value of a liability for asset retirement obligations (ARO) in the period in which it is incurred, when a legal obligation exists and a reasonable estimate of fair value can be made. The fair value is added to the carrying amount of the associated asset and the liability is accreted through charges to Operating and other expenses.
For those AROs that the Company records, the following assumptions are used:

•	when the asset is expected to be retired

•	the scope and cost of abandonment and reclamation activities that are required and

•	appropriate inflation and discount rates.
The Company has recorded AROs related to its non-regulated natural gas storage operations, mineral rights and power generation facilities. The scope and timing of asset retirements related to most of the Company's natural gas pipelines and liquids pipelines is indeterminable because the Company intends to operate them as long as there is supply and demand. As a result, the Company has not recorded an amount for ARO related to these assets, with the exception of certain abandoned facilities and certain facilities expected to be retired as part of an ongoing modernization program that will improve system integrity and enhance service reliability and flexibility on its Columbia Gas pipeline.

Environmental Liabilities
Environmental Liabilities
The Company records liabilities on an undiscounted basis for environmental remediation efforts that are likely to occur and where the cost can be reasonably estimated. These estimates, including associated legal costs, are based on available information using existing technology and enacted laws and regulations, and are subject to revision in future periods based on actual costs incurred or new circumstances. Amounts expected to be recovered from other parties, including insurers, are recorded as an asset separate from the associated liability.
Emission allowances or credits purchased for compliance are recorded on the Consolidated balance sheet at historical cost and expensed when they are utilized or cancelled/retired by government agencies. Compliance costs are expensed when incurred. Allowances granted to or internally generated by TransCanada are not attributed a value for accounting purposes. When required, TransCanada accrues emission liabilities on the Consolidated balance sheet upon the generation or sale of power using the best estimate of the amount required to settle the obligation. Allowances and credits not used for compliance are sold and any gain or loss is recorded in Revenues.

Stock Options and Other Compensation Programs
Stock Options and Other Compensation Programs
TransCanada's Stock Option Plan permits options for the purchase of common shares to be awarded to certain employees, including officers. Stock options granted are recorded using the fair value method. Under this method, compensation expense is measured at the grant date based on the fair value as calculated using a binomial model and is recognized on a straight-line basis over the vesting period with an offset to Additional paid-in capital. Upon exercise of stock options, amounts originally recorded against Additional paid-in capital are reclassified to Common shares on the Consolidated balance sheet.
The Company has medium-term incentive plans, under which payments are made to eligible employees. The expense related to these incentive plans is accounted for on an accrual basis. Under these plans, benefits vest when certain conditions are met, including the employees' continued employment during a specified period and achievement of specified corporate performance targets.

Employee Post-Retirement Benefits
Employee Post-Retirement Benefits
The Company sponsors defined benefit pension plans (DB Plans), defined contribution plans (DC Plans), a savings plan and other post-retirement benefit plans. Contributions made by the Company to the DC Plans and savings plan are expensed in the period in which contributions are made. The cost of the DB Plans and other post-retirement benefits received by employees is actuarially determined using the projected benefit method pro-rated based on service, and management's best estimate of expected plan investment performance, salary escalation, retirement age of employees and expected health care costs.
The DB Plans' assets are measured at fair value at December 31 of each year. The expected return on the DB Plans' assets is determined using market-related values based on a five-year moving average value for all of the DB Plans' assets. Past service costs are amortized over the expected average remaining service life of the employees. Adjustments arising from plan amendments are amortized on a straight-line basis over the average remaining service life of employees active at the date of amendment. The Company recognizes the overfunded or underfunded status of its DB Plans as an asset or liability, respectively, on its Consolidated balance sheet and recognizes changes in that funded status through Other comprehensive income (OCI) in the year in which the change occurs. The excess of net actuarial gains or losses over 10 per cent of the greater of the benefit obligation and the market-related value of the DB Plans' assets, if any, is amortized out of Accumulated other comprehensive income (AOCI) and into net income over the expected average remaining service life of the active employees. When the restructuring of a benefit plan gives rise to both a curtailment and a settlement, the curtailment is accounted for prior to the settlement.
For certain regulated operations, post-retirement benefit amounts are recoverable through tolls as benefits are funded. The Company records any unrecognized gains or losses or changes in actuarial assumptions related to these post-retirement benefit plans as either regulatory assets or liabilities. The regulatory assets or liabilities are amortized on a straight-line basis over the expected average remaining service life of active employees.

Foreign Currency Transactions and Translation
Foreign Currency Transactions and Translation
Foreign currency transactions are those transactions whose terms are denominated in a currency other than the currency of the primary economic environment in which the Company or reporting subsidiary operates. This is referred to as the functional currency. Transactions denominated in foreign currencies are translated into the functional currency using the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency using the rate of exchange in effect at the balance sheet date whereas non-monetary assets and liabilities are translated at the historical rate of exchange in effect on the date of the transaction. Exchange gains and losses resulting from translation of monetary assets and liabilities are recorded in net income except for exchange gains and losses of the foreign currency debt related to Canadian regulated natural gas pipelines, which are deferred until they are refunded or recovered in tolls, as permitted by the NEB.
Gains and losses arising from translation of foreign operations' functional currencies to the Company's Canadian dollar reporting currency are reflected in OCI until the operations are sold, at which time the gains and losses are reclassified to net income. Asset and liability accounts are translated at the period-end exchange rates while revenues, expenses, gains and losses are translated at the exchange rates in effect at the time of the transaction. The Company's U.S. dollar-denominated debt and certain derivative hedging instruments have been designated as a hedge of the net investment in foreign subsidiaries and, as a result, the unrealized foreign exchange gains and losses on the U.S. dollar denominated debt are also reflected in OCI.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
All derivative instruments are recorded on the Consolidated balance sheet at fair value, unless they qualify for and are designated under a normal purchase and normal sales exemption, or are considered to meet other permitted exemptions.
The Company applies hedge accounting to arrangements that qualify for and are designated for hedge accounting treatment. This includes fair value and cash flow hedges and hedges of foreign currency exposures of net investments in foreign operations. Hedge accounting is discontinued prospectively if the hedging relationship ceases to be effective or the hedging or hedged items cease to exist as a result of maturity, expiry, sale, termination, cancellation or exercise.
In a fair value hedging relationship, the carrying value of the hedged item is adjusted for changes in fair value attributable to the hedged risk and these changes are recognized in net income. Changes in the fair value of the hedged item, to the extent that the hedging relationship is effective, are offset by changes in the fair value of the hedging item, which are also recorded in net income. Changes in the fair value of foreign exchange and interest rate fair value hedges are recorded in Interest income and other and Interest expense, respectively. If hedge accounting is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments to the carrying value of the hedged item are amortized to net income over the remaining term of the original hedging relationship.
In a cash flow hedging relationship, the change in the fair value of the hedging derivative is recognized in OCI. When hedge accounting is discontinued, the amounts recognized previously in AOCI are reclassified to Revenues, Interest expense and Interest income and other, as appropriate, during the periods when the variability in cash flows of the hedged item affects net income or as the original hedged item settles. Gains and losses on derivatives are reclassified immediately to net income from AOCI when the hedged item is sold or terminated early, or when it becomes probable that the anticipated transaction will not occur.
In hedging the foreign currency exposure of a net investment in a foreign operation, the foreign exchange gains and losses on the hedging instruments are recognized in OCI. The amounts recognized previously in AOCI are reclassified to net income in the event the Company reduces its net investment in a foreign operation.
In some cases, derivatives do not meet the specific criteria for hedge accounting treatment. In these instances, the changes in fair value are recorded in net income in the period of change.
The recognition of gains and losses on derivatives for Canadian natural gas regulated pipelines exposures is determined through the regulatory process. Gains and losses arising from changes in the fair value of derivatives accounted for as part of RRA, including those that qualify for hedge accounting treatment, are refunded or recovered through the tolls charged by the Company. As a result, these gains and losses are deferred as regulatory assets or regulatory liabilities and are refunded to or collected from ratepayers in subsequent years when the derivative settles.
Derivatives embedded in other financial instruments or contracts (host instrument) are recorded as separate derivatives. Embedded derivatives are measured at fair value if their economic characteristics are not clearly and closely related to those of the host instrument, their terms are the same as those of a stand-alone derivative and the total contract is not held for trading or accounted for at fair value. When changes in the fair value of embedded derivatives are measured separately, they are included in net income.

Long-Term Debt Transaction Costs and Issuance Costs
Long-Term Debt Transaction Costs and Issuance Costs
The Company records long-term debt transaction costs and issuance costs as a deduction from the carrying amount of the related debt liability and amortizes these costs using the effective interest method for all costs except those related to the Canadian natural gas regulated pipelines, which continue to be amortized on a straight-line basis in accordance with the provisions of regulatory tolling mechanisms.

Guarantees
Guarantees
Upon issuance, the Company records the fair value of certain guarantees entered into by the Company on behalf of a partially-owned entity or by partially-owned entities for which contingent payments may be made. The fair value of these guarantees is estimated by discounting the cash flows that would be incurred by the Company if letters of credit were used in place of the guarantees as appropriate in the circumstances. Guarantees are recorded as an increase to Equity investments or Plant, property and equipment and a corresponding liability is recorded in Other long-term liabilities. The release from the obligation is recognized either over the term of the guarantee or upon expiration or settlement of the guarantee.

Accounting Changes
ACCOUNTING CHANGES
Changes in Accounting Policies for 2018
Revenue from contracts with customers
In 2014, the FASB issued new guidance on revenue from contracts with customers. The new guidance requires that an entity recognize revenue from these contracts in accordance with a prescribed model. This model is used to depict the transfer of promised goods or services to customers in amounts that reflect the total consideration to which it expects to be entitled during the term of the contract in exchange for those promised goods or services. Goods or services that are promised to a customer are referred to as the Company's "performance obligations." The total consideration to which the Company expects to be entitled can include fixed and variable amounts. The Company has variable revenue that is subject to factors outside the Company’s influence, such as market prices, actions of third parties and weather conditions. The Company considers this variable revenue to be "constrained" as it cannot be reliably estimated, and therefore recognizes variable revenue when the service is provided.
The new guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue recognition and related cash flows.
The Company’s accounting policies related to revenue recognition have not substantially changed as a result of adopting the new guidance on revenue from contracts with customers. Results reported for 2018 reflect the application of the new guidance, while the 2017 and 2016 comparative results were prepared and reported under previous revenue recognition guidance which is referred to herein as "legacy U.S. GAAP." Under legacy U.S. GAAP, revenues were recognized when the risk, rewards, and benefits were transferred to the customer by the Company providing the goods or services under the contract, in an amount the Company expected to collect from the customer.
Under the new guidance applied in 2018, revenues are recognized when the Company satisfies its performance obligations by transferring control of the promised goods or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company has elected to utilize a practical expedient to recognize revenues from its U.S. and certain Mexico natural gas pipelines contracts as customers are invoiced. The new guidance was effective January 1, 2018, was applied using the modified retrospective transition method, and did not result in any material differences in the amount and timing of revenue recognition. Refer to Note 5, Revenues, for further information related to the impact of adopting the new guidance.
Financial instruments
In January 2016, the FASB issued new guidance on the accounting for equity investments and financial liabilities. The new guidance changes the income statement effect of equity investments and the recognition of changes in the fair value of financial liabilities when the fair value option is elected. The new guidance also requires the Company to assess valuation allowances for deferred tax assets related to available for sale debt securities in combination with their other deferred tax assets. This new guidance was effective January 1, 2018 and did not have a material impact on the Company's consolidated financial statements.
Income taxes
In October 2016, the FASB issued new guidance on the income tax effects of intra-entity transfers of assets other than inventory. The new guidance requires the recognition of deferred and current income taxes for intra-entity asset transfers when the transfer occurs. The new guidance was effective January 1, 2018, was applied using a modified retrospective approach, and resulted in an adjustment to retained earnings of $95 million.
In February 2018, the FASB issued new guidance that allows a reclassification from AOCI to retained earnings for stranded tax effects resulting from U.S. Tax Reform. This guidance can be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change is recognized. This new guidance is effective January 1, 2019, however, early adoption is permitted. The Company elected to early adopt this guidance effective fourth quarter 2018 and used a portfolio approach for releasing the income tax effects from AOCI to retained earnings. The Company applied this guidance retrospectively, at the beginning of the period of adoption, resulting in an adjustment to retained earnings of $17 million.
Restricted cash
In November 2016, the FASB issued new guidance on restricted cash and cash equivalents on the statement of cash flows. The new guidance requires that the statement of cash flows explain the change during the period in the total cash and cash equivalents balance, and amounts generally described as restricted cash or restricted cash equivalents. Restricted cash and cash equivalents will be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts on the statement of cash flows. This new guidance was effective January 1, 2018, was applied retrospectively, and did not have an impact on the Company's consolidated financial statements.
Employee post-retirement benefits
In March 2017, the FASB issued new guidance that requires entities to disaggregate the current service cost component from the other components of net benefit cost and present it with other current compensation costs for related employees in the income statement. The new guidance also requires that the other components of net benefit cost be presented elsewhere in the income statement and excluded from income from operations if such a subtotal is presented. In addition, the new guidance makes changes to the components of net benefit cost that are eligible for capitalization. Entities must use a retrospective transition method to adopt the requirement for separate presentation in the income statement of the components of net benefit cost, and a prospective transition method to adopt the change to capitalization of benefit costs. This new guidance was effective January 1, 2018 and did not have a material impact on the Company's consolidated financial statements.
Hedge accounting
In August 2017, the FASB issued new guidance making more financial and non-financial hedging strategies eligible for hedge accounting. The new guidance also amends the presentation requirements relating to the change in fair value of a derivative and requires additional disclosures including cumulative basis adjustments for fair value hedges and the effect of hedging on individual line items in the statement of income. This new guidance is effective January 1, 2019 with early adoption permitted. This new guidance, which the Company elected to adopt effective January 1, 2018, was applied prospectively and did not have a material impact on the Company's consolidated financial statements.
Derecognition of Nonfinancial Assets
In February 2017, the FASB issued new guidance that clarifies the scope provisions of nonfinancial assets and how to allocate consideration to each distinct asset. The FASB also amended the guidance for derecognition of a distinct nonfinancial asset in partial sale transactions. This new guidance was effective January 1, 2018, was applied using the modified retrospective transition method and did not have a material impact on the Company's consolidated financial statements.
Goodwill impairment
In January 2017, the FASB issued new guidance on simplifying the test for goodwill impairment by eliminating Step 2 of the impairment test, which is the requirement to calculate the implied fair value of goodwill to measure the impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. This new guidance is effective January 1, 2020 with early adoption permitted. The Company elected to adopt this guidance effective fourth quarter 2018 as it simplified goodwill impairment testing. The guidance was applied prospectively and used in the 2018 annual goodwill impairment test.
Future Accounting Changes
Leases
In February 2016, the FASB issued new guidance on the accounting for leases. The new guidance amends the definition of a lease such that, in order for an arrangement to qualify as a lease, the lessee is required to have both (1) the right to obtain substantially all of the economic benefits from the use of the asset and (2) the right to direct the use of the asset. The new guidance also establishes a right-of-use (ROU) model that requires a lessee to recognize a ROU asset and corresponding lease liability on the balance sheet for all leases with a term longer than 12 months. Lessees will classify leases as finance or operating, with classification affecting the pattern of expense recognition in the statement of income. The new guidance does not make extensive changes to lessor accounting. The Company currently expects that substantially all of its leases where the Company is the lessor will continue to be classified as operating leases under the new standard.
In January 2018, the FASB issued an optional practical expedient, to be applied upon transition, to omit the evaluation of land easements not previously accounted for as leases that existed or expired prior to the entity's adoption of the new lease guidance. An entity that elects this practical expedient is required to apply it consistently to all of its existing or expired land easements not previously accounted for as leases. The Company will apply this practical expedient upon transition to the new standard.
The new guidance is effective January 1, 2019, with early adoption permitted. The Company will adopt the new standard on its effective date. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application being January 1, 2019. In July 2018, the FASB issued a transition option allowing entities to not apply the new guidance, including disclosure requirements, to the comparative periods they present in their financial statements in the year of adoption. The Company will apply this transition option and use the effective date as the date of initial application. Consequently, financial information will not be updated and disclosures required under the new standard will not be provided for dates and periods before January 1, 2019.
The Company will elect the package of practical expedients which permits entities not to reassess prior conclusions about lease identification, lease classification and initial direct costs under the rules of the new standard.
The Company believes that the most significant effects of adoption will relate to the recognition of new ROU assets and lease liabilities on the Company's balance sheet for its operating leases and providing significant new disclosures about the Company's leasing activities. The guidance will not impact the Company's income statement. On adoption, the Company will recognize ROU assets of approximately $606 million and additional operating lease liabilities of approximately $600 million based on the present value of the remaining minimum lease payments for existing operating leases. The new standard also provides practical expedients for a Company’s ongoing accounting. The Company will elect the short-term lease recognition exemption for all eligible leases. This means, for those leases that qualify, the Company will not recognize ROU assets or lease liabilities. The Company will also elect the practical expedient to not separate lease and non-lease components for all leases for which the Company is the lessee and for facility and liquids tank terminals for which the Company is the lessor.
Measurement of credit losses on financial instruments
In June 2016, the FASB issued new guidance that significantly changes how entities measure credit losses for most financial assets and certain other financial instruments that are not measured at fair value through net income. The new guidance amends the impairment model of financial instruments basing it on expected losses rather than incurred losses. These expected credit losses will be recognized as an allowance rather than as a direct write down of the amortized cost basis. The new guidance is effective January 1, 2020 and will be applied using a modified retrospective approach. The Company is currently evaluating the impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Fair value measurement
In August 2018, the FASB issued new guidance that amends certain disclosure requirements for fair value measurements. This new guidance is effective January 1, 2020, however, early adoption of certain or all requirements is permitted. The Company is currently evaluating the timing and impact of adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Defined benefit plans
In August 2018, the FASB issued new guidance which amends and clarifies disclosure requirements related to DB pension and other post retirement benefit plans. This new guidance is effective January 1, 2021, and will be applied on a retrospective basis, however early adoption is permitted. The Company is currently evaluating the timing and impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Implementation costs of cloud computing arrangements
In August 2018, the FASB issued new guidance requiring an entity in a hosting arrangement that is a service contract to follow the guidance for internal-use software to determine which implementation costs should be capitalized as an asset and which costs should be expensed. The guidance also requires the entity to amortize the capitalized implementation costs of a hosting arrangement over the term of the arrangement. This guidance is effective January 1, 2020, however, early adoption is permitted. This guidance can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company is currently evaluating the timing and impact of adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Consolidation
In October 2018, the FASB issued new guidance for determining whether fees paid to decision makers and service providers are variable interests for indirect interests held through related parties under common control. This new guidance is effective January 1, 2020, and will be applied on a retrospective basis, however early adoption is permitted. The Company is currently evaluating the timing and impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.